Borrowings - Summary of Reconciliation of Movement in Net Borrowings Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
At January 1,	€ 2,468	€ 2,233
Proceeds from issuance of Senior Notes	1,440	375
Repayments of Senior Notes or PIK Toggle notes	(1,559)	(148)
Proceeds / (Repayments) from U.S. Revolving Credit Facilities and other loans	29	(69)
Arrangement fees payment	(29)	(12)
Finance lease repayment and others	(13)	(10)
Movement in interests accrued or capitalized	(13)	15
New finance leases	17	16
Deferred arrangement fees and step-up amortization	7	(10)
Effects of changes in foreign exchange rates	(220)	78
At December 31,	€ 2,127	€ 2,468